Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Data [Abstract]
Summary of quarterly financial data
The quarterly financial data for 2015 and 2014 consisted of the following:

	Three Months Ended
(in millions)	December 31, 2015	September 30, 2015	June 30, 2015	March 31, 2015
Revenue	$386.1	$389.1	$378.5	$353.1
Operating income	48.9	60.3	51.4	36.5
Net income (loss)	21.1	(1.0)	(0.4)	(4.4)
Net income (loss) attributable to TransUnion	19.2	(4.0)	(2.6)	(6.6)
Earnings per share:
Basic	$0.11	$(0.02)	$(0.02)	$(0.04)
Diluted	$0.10	$(0.02)	$(0.02)	$(0.04)

	Three Months Ended
(in millions)	December 31, 2014	September 30, 2014	June 30, 2014	March 31, 2014
Revenue	$335.6	$338.2	$327.5	$303.4
Operating income	20.4	40.8	32.4	34.8
Net income (loss)	(10.7)	(0.1)	19.9	(13.5)
Net income (loss) attributable to TransUnion	(13.1)	(2.6)	17.9	(14.7)
Earnings per share:
Basic	$(0.09)	$(0.02)	$0.12	$(0.10)
Diluted	$(0.09)	$(0.02)	$0.12	$(0.10)